FAIR VALUE MEASUREMENTS - Fair Value Liabilities with Unobservable Inputs (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unamortized debt issuance costs	$ 13,518	$ 14,395
Total debt, gross	1,015,214	1,093,836
Level 2 | Term Loan A and Term Loan B | Carrying value, net of unamortized debt issuance costs
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of debt	794,482	796,857
Unamortized debt issuance costs	13,268	14,118
Total debt, gross	807,750	810,975
Level 2 | Term Loan A and Term Loan B | Estimated fair value
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of debt	$ 806,740	$ 809,961